INTANGIBLE ASSETS	12 Months Ended
Mar. 31, 2026
Intangible Assets [Abstract]
INTANGIBLE ASSETS	INTANGIBLE ASSETS

	IPR&D	Patents	License	Software	Total
Cost	$	$	$	$	$
Balance as at March 31, 2024 - Restated - Note 2	23,941	1,231	1,019	55	26,246
Additions	—	1,370	—	—	1,370
Effect of foreign exchange	997	38	—	(4)	1,031
Balance as at March 31, 2025 - Restated - Note 2	24,938	2,639	1,019	51	28,647
Additions	—	1,185	—	—	1,185
Effect of foreign exchange	532	7	—	—	539
Balance as at March 31, 2026	25,470	3,831	1,019	51	30,371

Accumulated Amortization
Balance as at March 31, 2024 - Restated - Note 2	—	—	41	31	72
Amortization charge	—	—	27	19	46
Effect of foreign exchange	—	—	—	(3)	(3)
Balance as at March 31, 2025 - Restated - Note 2	—	—	68	47	115
Amortization charge	—	—	28	4	32
Balance as at March 31, 2026	—	—	96	51	147

Net book value as at March 31, 2025 - Restated - Note 2	24,938	2,639	951	4	28,532
Net book value as at March 31, 2026	25,470	3,831	923	—	30,224

Patents

Costs associated with patent procurement.

Impairment

The Company performed its annual impairment test of intangible assets not yet in use at March 31, 2026 and 2025. The recoverable amount was determined based on the relief from royalty method to arrive at the value-in-use (“VIU”). The Company considered an estimate of future revenues and a reasonable royalty rate to apply to financial projections based on the current budget and future commercialization plans. In assessing the VIU, estimated future cash flows are discounted to their present value using a discount rate that reflects the assessment of royalty and business opportunities and risk as well as the market potential. The VIU calculations were performed using pre-tax discount rates between 14.6% and 15.8% (2025 - 20.3%) and an estimated useful life of 15 years (2025 - 15 years). Based on the Company’s assessment, the recoverable amount is higher than the carrying value and therefore no impairment loss was recorded for the years ended March 31, 2026 or 2025.